Reconciliation of net cash flow from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of net cash flow from operating activities
(Loss)/profit for the financial year	€ (7,644)	€ 2,788	€ (6,079)
Loss from discontinued operations	3,535	1,969	4,107
(Loss)/profit for the financial year from continuing operations	(4,109)	4,757	(1,972)
Non-operating expense	7	32	1
Investment income	(433)	(685)	(474)
Financing costs	2,088	1,074	1,406
Income tax expense/(credit)	1,496	(879)	4,764
Operating (loss)/profit	(951)	4,299	3,725
Adjustments for:
Share based payments and other non-cash charges	147	128	95
Depreciation and amortisation	9,795	10,409	11,086
Loss on disposal of property, plant and equipment and intangible assets	33	36	22
Share of result of equity accounted associates and joint ventures	(908)	(59)	47
Impairment losses	3,525
Other expense/(income)	148	(213)	(1,052)
(Increase)/decrease in inventory	(131)	(26)	117
(Increase)/decrease in trade and other receivables	(31)	(1,118)	308
Increase/(decrease) in trade and other payables	739	286	(473)
Cash generated by operations	14,182	13,860	13,781
Net tax paid	(1,131)	(1,118)	(761)
Cash flows from discontinued operations	(71)	858	1,203
Net cash flow from operating activities	€ 12,980	€ 13,600	€ 14,223